UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Securities Associates, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, MO  63102

13F File Number:  028-13699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Zemlyak
Title:     Chief Financial Officer
Phone:     (314) 342-2000

Signature, Place, and Date of Signing:

 /s/ James Zemlyak     St. Louis, MO     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    $17,394 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN MED SYS HLDGS INC     COM              02744M108      225    10400 SH       SOLE                        0        0    10400
AMERICAN TOWER CORP            CL A             029912201      293     5646 SH       SOLE                        0        0     5646
APPLE INC                      COM              037833100      516     1480 SH       SOLE                       17        0     1463
ARCH COAL INC                  COM              039380100      468    12990 SH       SOLE                      201        0    12789
AT&T INC                       COM              00206R102      504    16478 SH       SOLE                      440        0    16038
BANK AMER CORP                 PRF              060505559      390    14785 SH       SOLE                      577        0    14208
CAPSTEAD MTG CORP              COM NO PAR       14067E506      150    11719 SH       SOLE                      422        0    11297
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      386     9500 SH       SOLE                        0        0     9500
CHINA TEL GROUP INC            COM              16944J103        2    10000 SH       SOLE                        0        0    10000
CYPRESS SHARPRIDGE INVTS INC   COM              23281A307      243    19132 SH       SOLE                      492        0    18640
DARDEN RESTAURANTS INC         COM              237194105      265     5400 SH       SOLE                        0        0     5400
DEUTSCHE BANK CONTINGENT       PRF              25153X208      216     8750 SH       SOLE                        0        0     8750
DISC MOTION          WTS       WAR              ACN1             0    40000 SH       SOLE                        0        0    40000
DISC MOTION TECHNOLGIES        CVB              ACN2             0    60000 SH       SOLE                        0        0    60000
DISC MOTION TECHNOLOGIES       COM              ACN3            20    50000 SH       SOLE                        0        0    50000
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      290     5600 SH       SOLE                        0        0     5600
ENTERPRISE PRODS PARTNERS L    COM              293792107      245     5700 SH       SOLE                        0        0     5700
FIRST NIAGARA FINL GP INC      COM              33582V108      155    11406 SH       SOLE                      403        0    11003
FRONTIER COMMUNICATIONS CORP   COM              35906A108       95    11548 SH       SOLE                      393        0    11155
GENERAL ELECTRIC CAPITAL       PRF              369622485      254     9750 SH       SOLE                        0        0     9750
GENERAL ELECTRIC CO            COM              369604103      451    22516 SH       SOLE                      814        0    21702
HEICO CORP NEW                 COM              422806109      302     4825 SH       SOLE                        0        0     4825
INTERNATIONAL BUSINESS MACHS   COM              459200101      323     1979 SH       SOLE                       38        0     1941
ISHARES TR                     BARCLYS 1-3 YR   464287457      455     5429 SH       SOLE                      514        0     4915
ISHARES TR                     DJ US REAL EST   464287739      411     6920 SH       SOLE                      184        0     6736
ISHARES TR                     IBOXX INV CPBD   464287242      259     2392 SH       SOLE                      523        0     1869
ISHARES TR                     MSCI EAFE INDEX  464287465      212     3528 SH       SOLE                        0        0     3528
ISHARES TR                     MSCI EMERG MKT   464287234      382     7856 SH       SOLE                      400        0     7456
ISHARES TR                     REAL EST 50 IN   464288521      233     6490 SH       SOLE                        0        0     6490
ISHARES TR                     RUSSELL1000GRW   464287614      522     8635 SH       SOLE                        0        0     8635
ISHARES TR                     RUSSELL1000VAL   464287598      338     4919 SH       SOLE                        0        0     4919
ISHARES TR                     US PFD STK IDX   464288687      248     6259 SH       SOLE                        0        0     6259
JOHNSON & JOHNSON              COM              478160104      312     5264 SH       SOLE                      122        0     5142
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      385     5200 SH       SOLE                        0        0     5200
MCDONALDS CORP                 COM              580135101      322     4231 SH       SOLE                        0        0     4231
MERCK & CO INC NEW             COM              58933Y105      219     6635 SH       SOLE                      142        0     6493
NEW YORK CMNTY BANCORP INC     COM              649445103      271    15684 SH       SOLE                        0        0    15684
OLD DOMINION FGHT LINES INC    COM              679580100      288     8200 SH       SOLE                        0        0     8200
PEABODY ENERGY CORP            COM              704549104      252     3500 SH       SOLE                        0        0     3500
POWERSHARES ETF TRUST          BASIC MAT SECT   73935X427      236     6050 SH       SOLE                        0        0     6050
POWERSHARES ETF TRUST          DYN LSR & ENT    73935X757      254    13285 SH       SOLE                        0        0    13285
POWERSHARES ETF TRUST          DYN MEDIA PORT   73935X823      258    16980 SH       SOLE                        0        0    16980
POWERSHARES ETF TRUST          DYN NETWKG PRT   73935X815      262     9350 SH       SOLE                        0        0     9350
POWERSHARES ETF TRUST          DYN SFTWR PORT   73935X773      311    11410 SH       SOLE                        0        0    11410
POWERSHARES ETF TRUST          NASD INTNT ETF   73935X146      267     6795 SH       SOLE                        0        0     6795
POWERSHARES ETF TRUST          WILDERHILL PRO   73935X161      267     8755 SH       SOLE                        0        0     8755
POWERSHARES ETF TRUST II       GLOBL COAL ETF   73936Q884      256     6820 SH       SOLE                        0        0     6820
POWERSHS DB MULTI SECT COMM    DB PREC MTLS     73936B200      284     5220 SH       SOLE                        0        0     5220
PPLUS TRUST                    PRF              73941X874      314    13580 SH       SOLE                        0        0    13580
PROCTER & GAMBLE CO            COM              742718109      303     4916 SH       SOLE                      151        0     4765
ROCKWELL COLLINS INC           COM              774341101      233     3600 SH       SOLE                        0        0     3600
SAFE BULKERS INC               COM              Y7388L103      136    15037 SH       SOLE                      548        0    14489
SCOTTS MIRACLE GRO CO          CL A             810186106      286     4950 SH       SOLE                        0        0     4950
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      468     5868 SH       SOLE                      280        0     5588
SENIOR HSG PPTYS TR            SH BEN INT       81721M109      264    11454 SH       SOLE                      293        0    11161
SPDR GOLD TRUST                GOLD SHS         78463V107      253     1810 SH       SOLE                      108        0     1702
SPDR S&P 500 ETF TR            TR UNIT          78462F103      249     1880 SH       SOLE                        0        0     1880
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      212     5224 SH       SOLE                      443        0     4781
TRIUMPH GROUP INC NEW          COM              896818101      257     2900 SH       SOLE                        0        0     2900
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106      238     4325 SH       SOLE                        0        0     4325
UNION PAC CORP                 COM              907818108      295     3000 SH       SOLE                        0        0     3000
V F CORP                       COM              918204108      273     2775 SH       SOLE                        0        0     2775
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      316     4417 SH       SOLE                      321        0     4096